Quarterly Report
January 31, 2024
MFS®  Global Growth Fund
WGF-Q1

Portfolio of Investments
1/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Alcoholic Beverages – 2.1%
Diageo PLC	247,997	$8,919,658
Kweichow Moutai Co. Ltd.	44,967	9,997,461
		$18,917,119
Apparel Manufacturers – 4.3%
Adidas AG	30,072	$5,723,691
Burberry Group PLC	282,832	4,688,304
LVMH Moet Hennessy Louis Vuitton SE	19,051	15,844,727
NIKE, Inc., “B”	126,191	12,812,172
		$39,068,894
Automotive – 1.0%
Aptiv PLC (a)	111,977	$9,107,089
Broadcasting – 1.1%
Walt Disney Co.	107,554	$10,330,562
Brokerage & Asset Managers – 1.6%
Brookfield Asset Management Ltd.	179,057	$7,199,837
Charles Schwab Corp.	120,416	7,576,575
		$14,776,412
Business Services – 8.5%
Accenture PLC, “A”	82,335	$29,960,060
CGI, Inc. (a)	135,959	15,225,547
Equifax, Inc.	25,439	6,215,765
Experian PLC	114,207	4,761,386
Fiserv, Inc. (a)	97,210	13,791,183
Thomson Reuters Corp.	28,373	4,212,529
Verisk Analytics, Inc., “A”	14,786	3,571,263
		$77,737,733
Computer Software – 8.3%
Adobe Systems, Inc. (a)	15,340	$9,476,745
Microsoft Corp.	166,855	66,338,211
		$75,814,956
Computer Software - Systems – 3.7%
Apple, Inc.	120,095	$22,145,518
Capgemini	28,732	6,433,699
Samsung Electronics Co. Ltd.	94,153	5,105,421
		$33,684,638
Construction – 2.2%
Otis Worldwide Corp.	108,746	$9,617,496
Sherwin-Williams Co.	34,725	10,569,596
		$20,187,092
Consumer Products – 3.2%
Church & Dwight Co., Inc.	178,445	$17,817,733
Estée Lauder Cos., Inc., “A”	86,590	11,429,014
		$29,246,747

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 5.8%
Amphenol Corp., “A”	195,183	$19,733,001
Hubbell, Inc.	30,924	10,377,167
Schneider Electric SE	65,627	12,934,268
TE Connectivity Ltd.	65,183	9,268,371
		$52,312,807
Electronics – 6.7%
Analog Devices, Inc.	90,832	$17,472,444
NVIDIA Corp.	23,153	14,245,346
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	215,578	24,351,691
Texas Instruments, Inc.	28,825	4,615,459
		$60,684,940
Food & Beverages – 2.7%
McCormick & Co., Inc.	205,964	$14,038,506
Nestle S.A.	79,498	9,064,250
PepsiCo, Inc.	8,907	1,501,097
		$24,603,853
General Merchandise – 1.7%
B&M European Value Retail S.A.	1,459,893	$9,556,693
Dollarama, Inc.	84,891	6,230,202
		$15,786,895
Insurance – 2.3%
Aon PLC	45,044	$13,442,481
Marsh & McLennan Cos., Inc.	40,704	7,890,063
		$21,332,544
Internet – 7.9%
Alphabet, Inc., “A” (a)	199,019	$27,882,562
Gartner, Inc. (a)	28,453	13,015,540
NAVER Corp.	90,476	13,378,283
Tencent Holdings Ltd.	512,600	17,828,267
		$72,104,652
Leisure & Toys – 0.6%
Electronic Arts, Inc.	39,359	$5,415,011
Machinery & Tools – 3.0%
Daikin Industries Ltd.	53,600	$8,615,480
Eaton Corp. PLC	57,979	14,267,472
Veralto Corp.	60,356	4,628,702
		$27,511,654
Medical & Health Technology & Services – 1.6%
ICON PLC (a)	56,703	$14,792,112
Medical Equipment – 10.0%
Abbott Laboratories	40,040	$4,530,526
Agilent Technologies, Inc.	142,899	18,591,160
Becton, Dickinson and Co.	32,126	7,672,010
Boston Scientific Corp. (a)	257,770	16,306,530
Danaher Corp.	43,393	10,410,415
STERIS PLC	81,055	17,746,992
Stryker Corp.	18,647	6,255,695
Thermo Fisher Scientific, Inc.	18,366	9,898,907
		$91,412,235

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 8.8%
Credicorp Ltd.	66,420	$9,858,721
HDFC Bank Ltd.	815,791	14,279,677
Julius Baer Group Ltd.	71,594	3,909,878
Mastercard, Inc., “A”	16,259	7,304,030
Moody's Corp.	30,649	12,015,634
Visa, Inc., “A”	120,535	32,937,394
		$80,305,334
Printing & Publishing – 1.0%
Wolters Kluwer N.V.	62,439	$9,210,724
Railroad & Shipping – 2.5%
Canadian Pacific Kansas City Ltd.	276,640	$22,261,221
Restaurants – 1.0%
Starbucks Corp.	93,371	$8,686,304
Specialty Chemicals – 0.8%
Sika AG	24,538	$6,772,999
Specialty Stores – 2.7%
Ross Stores, Inc.	100,967	$14,163,651
TJX Cos., Inc.	111,032	10,538,047
		$24,701,698
Telecommunications - Wireless – 2.5%
American Tower Corp., REIT	67,730	$13,251,374
Cellnex Telecom S.A.	238,110	9,168,565
		$22,419,939
Utilities - Electric Power – 1.4%
Xcel Energy, Inc.	208,562	$12,486,607
Total Common Stocks		$901,672,771
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.4% (v)	7,160,723	$7,161,439

Other Assets, Less Liabilities – 0.2%		1,864,534
Net Assets – 100.0%		$910,698,744
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,161,439 and $901,672,771, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$636,139,592	$—	$—	$636,139,592
Canada	55,129,336	—	—	55,129,336
France	6,433,699	28,778,995	—	35,212,694
United Kingdom	4,688,304	23,237,737	—	27,926,041
China	—	27,825,728	—	27,825,728
Taiwan	24,351,691	—	—	24,351,691
Switzerland	—	19,747,127	—	19,747,127
South Korea	—	18,483,704	—	18,483,704
India	—	14,279,677	—	14,279,677
Other Countries	24,793,136	17,784,045	—	42,577,181
Mutual Funds	7,161,439	—	—	7,161,439
Total	$758,697,197	$150,137,013	$—	$908,834,210
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,213,826	$34,886,503	$35,938,889	$327	$(328)	$7,161,439
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$122,923	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2024, are as follows:
United States	70.8%
Canada	6.1%
France	3.9%
United Kingdom	3.1%
China	3.1%
Taiwan	2.7%
Switzerland	2.2%
South Korea	2.0%
India	1.6%
Other Countries	4.5%